Other Current Liabilities - Summary of Other Current Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Other Current Liabilities [abstract]
VAT payable	€ 7,541	€ 10,111
Non-income tax liabilities	4,072	4,111
Other	1,881	1,740
Other current liabilities, Total	€ 13,494	€ 15,962